First Trust Morningstar Dividend Leaders Index Fund Expense Example, No Redemption - First Trust Morningstar Dividend Leaders Index Fund - First Trust Morningstar Dividend Leaders Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	$ 542